Schedule I - Insurance Subsidiaries (Details) - Parent Company [Member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Parent And Unregulated Subsidiaries [Member]
Investments in and Advances to Affiliates [Line Items]
Cash cash equivalents and short term investments	$ 50.0	$ 156.0
Regulated Insurance Subsidiaries [Member]
Investments in and Advances to Affiliates [Line Items]
Cash cash equivalents and short term investments	$ 101.1	$ 107.3